SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended		10 Months Ended	12 Months Ended
	Apr. 26, 2024	Apr. 22, 2024 shares	Apr. 08, 2024 USD ($)	Apr. 04, 2024 USD ($) $ / shares shares	Mar. 08, 2024 USD ($) shares	Apr. 22, 2024 shares	Apr. 16, 2024 shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 24, 2024 USD ($)
Subsequent Event [Line Items]
Proceeds from issuance of shares | $												$ 2,738	$ 5,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued					50,000
Stock issued value | $					$ 100
Percentage of aggregate gross proceeds from sale of common shares	3.00%
Subsequent Event [Member] | First Closing [Member]
Subsequent Event [Line Items]
Percentage of issued and outstanding common shares		19.99%
Number of common shares in purchase consideration		2,135,199
Subsequent Event [Member] | Second Closing [Member]
Subsequent Event [Line Items]
Number of common shares in purchase consideration		635,363
Subsequent Event [Member] | Clifford Starke [Member]
Subsequent Event [Line Items]
Offering price per common share | $ / shares				$ 1.9
Number of common shares in purchase consideration				1,000,000
Subsequent Event [Member] | JustCBD [Member]
Subsequent Event [Line Items]
Contingent purchase consideration unpaid balance | $														$ 900
Subsequent Event [Member] | TruHC Holding GmbH [Member]
Subsequent Event [Line Items]
Number of common shares in purchase consideration							2,770,562
Subsequent Event [Member] | Aegis Capital Corp [Member]
Subsequent Event [Line Items]
Stock issued				1,700,000
Underwriting expense | $				$ 100
Underwriting commitments				The Company agreed to provide Aegis an underwriting discount of 7.0% for underwriter-introduced investors and an underwriting discount of 3.0% for Company-introduced investors.
Proceeds from issuance of shares | $			$ 2,800
Offering price per common share | $ / shares				$ 1.9
TruHC Pharma GmbH [Member]
Subsequent Event [Line Items]
Proceeds from issuance of shares | €								€ 12,500	€ 0	€ 12,500	€ 0
TruHC Pharma GmbH [Member] | Subsequent Event [Member] | Flora Growth Corp [Member] | First Closing [Member]
Subsequent Event [Line Items]
Percentage of issued and outstanding common shares							19.99%
Number of common shares in purchase consideration						2,135,199	2,135,199
TruHC Pharma GmbH [Member] | Subsequent Event [Member] | Flora Growth Corp [Member] | Second Closing [Member]
Subsequent Event [Line Items]
Number of common shares in purchase consideration							635,363